Retirement benefits - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
At January 1	$ (2,854)
Return on plan assets in excess of interest income	20,612	$ (8,185)	$ (4,509)
Other movements	349	(5)	(7)
At December 31	2,904	(2,854)
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
At January 1	104,495	102,678
Return on plan assets in excess of interest income	(20,612)	8,185
Interest income	1,732	1,160
Employer contributions	731	937
Plan participants’ contributions	32	39
Benefit payments	(3,889)	(4,326)
Other movements	(58)	(47)
Currency translation differences	(5,675)	(4,131)
At December 31	76,756	104,495	102,678
Defined benefit plan assets | The Netherlands
Disclosure of net defined benefit liability (asset) [line items]
At January 1	37,096	37,673
Return on plan assets in excess of interest income	(6,576)	3,199
Interest income	314	158
Employer contributions	228	170
Plan participants’ contributions	11	13
Benefit payments	(942)	(979)
Other movements	(9)	(6)
Currency translation differences	(2,136)	(3,132)
At December 31	27,986	37,096	37,673
Defined benefit plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
At January 1	33,720	32,193
Return on plan assets in excess of interest income	(8,682)	2,575
Interest income	552	376
Employer contributions	54	266
Plan participants’ contributions	16	19
Benefit payments	(1,124)	(1,306)
Other movements	150	(13)
Currency translation differences	(2,723)	(390)
At December 31	21,963	33,720	32,193
Defined benefit plan assets | USA
Disclosure of net defined benefit liability (asset) [line items]
At January 1	18,055	17,046
Return on plan assets in excess of interest income	(3,523)	1,377
Interest income	406	308
Employer contributions	408	559
Plan participants’ contributions	0	0
Benefit payments	(1,088)	(1,220)
Other movements	(15)	(15)
Currency translation differences	0	0
At December 31	14,243	18,055	17,046
Defined benefit plan assets | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
At January 1	15,624	15,766
Return on plan assets in excess of interest income	(1,831)	1,034
Interest income	460	318
Employer contributions	41	(58)
Plan participants’ contributions	5	7
Benefit payments	(735)	(821)
Other movements	(184)	(13)
Currency translation differences	(816)	(609)
At December 31	12,564	15,624	$ 15,766
Contributions received from the captive structure in relation to the pension plans reinsurred		294
Defined benefit plan assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
At January 1	3,282
At December 31	2,538	3,282
Defined benefit plan assets | Canada (Federal)
Disclosure of net defined benefit liability (asset) [line items]
At January 1	4,325
At December 31	$ 3,497	$ 4,325
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	13.00%	22.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	70.00%	53.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	0.00%	1.00%
Level 1 | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	1.00%	0.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Cash	4.00%	1.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	13.00%	10.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	2.00%	4.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	7.00%	6.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	4.00%	3.00%
Level 2 and 3 | Debt repurchase agreements
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	(14.00%)	0.00%